SUBSEQUENT EVENTS (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Jan. 01, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 03, 2025	Mar. 13, 2025	Mar. 05, 2025	Mar. 09, 2021
Compass Digital Acquisition Corp [Member]
Subsequent Event [Line Items]
Additional promissory note						$ 1,760,872	$ 1,240,000	$ 125,000
Shares issued													5,750,000
Key Mining Corp [Member]
Subsequent Event [Line Items]
Shares issued								6,755,760
Key Mining Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock issued for cash at $0.25 per share, shares				7,730,000		7,730,000	7,730,332	10,000	900,000
Common stock issued for cash at $0.25 per share				$ 7,730			$ 1,706,997	$ 10
Subsequent Event [Member] | Compass Digital Acquisition Corp [Member] | Maximum [Member]
Subsequent Event [Line Items]
Tangible assets net											$ 5,000,001
Subsequent Event [Member] | Key Mining Corp [Member]
Subsequent Event [Line Items]
Common stock issued for cash at $0.25 per share, shares	1,404,001
Common stock issued for cash at $0.25 per share	$ 210,600
Subsequent Event [Member] | Key Mining Corp [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Cash received			$ 946,560
Additional shares			4,352,000
Shares issued			12,292,332
Subsequent Event [Member] | Key Mining Corp [Member] | Chile Inc [Member]
Subsequent Event [Line Items]
Common stock issued for cash at $0.25 per share, shares		200,000
Common stock issued for cash at $0.25 per share		$ 50,000
Subsequent Event [Member] | Key Mining Corp [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Common stock issued for cash at $0.25 per share, shares	2,000,000
Common stock issued for cash at $0.25 per share	$ 500,000
Polar Working Capital Loan [Member] | Subsequent Event [Member] | Compass Digital Acquisition Corp [Member]
Subsequent Event [Line Items]
Additional promissory note										$ 250,000
2024 Promissory Note [Member] | Subsequent Event [Member] | Compass Digital Acquisition Corp [Member]
Subsequent Event [Line Items]
Additional promissory note												$ 266,019
Aggregate outstanding balance												$ 1,381,019